UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2010

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    DSC Advisors L.P.
Address: 900 North Michigan Avenue
         Suite 1900
         Chicago, Illinois  60611

13F File Number:  28-11157

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Andrew Bluhm
Title:     Manager of the General Partner
Phone:     312.915.2485

Signature, Place, and Date of Signing:

/s/ Andrew Bluhm     Chicago, Illinois     August 16, 2010
-----------------   -------------------   -----------------
   [Signature]         [City/State]            [Date]


Report Type (Check only one.):

[X]         13F HOLDINGS REPORT.

[ ]         13F NOTICE.

[ ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     23

Form13F Information Table Value Total:     $118,426 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMAG PHARMACEUTICALS INC       COM              00163U106    25076   730000 SH       SOLE                   730000
APPLE INC                      COM              037833100     2061     2000 SH  CALL SOLE                     2000
BANK OF AMERICA CORPORATION    COM              060505104     1130    10000 SH  CALL SOLE                    10000
BANK OF AMERICA CORPORATION    *W EXP 01/16/201 060505146     3825   500000 SH       SOLE                   500000
CAPITALSOURCE INC              COM              14055X102     5818  1222212 SH       SOLE                  1222212
CITIGROUP INC                  COM              172967101     2160    40000 SH  CALL SOLE                    40000
CVS CAREMARK CORPORATION       COM              126650100     1350     3000 SH  CALL SOLE                     3000
EXPEDITORS INTL WASH INC       COM              302130109      185      500 SH  PUT  SOLE                      500
HASBRO INC                     COM              418056107     1320     2000 SH  CALL SOLE                     2000
HUMAN GENOME SCIENCES INC      COM              444903108      960     2000 SH  CALL SOLE                     2000
ISHARES TR INDEX               RUSSELL 2000     464287655    43230   110000 SH  PUT  SOLE                   110000
JINGWEI INTL LTD               WARRANTS         47759G108       77    30000 SH       SOLE                    30000
M & F WORLDWIDE CORP           COM              552541104     5871   216640 SH       SOLE                   216640
MASTERCARD INC                 CL A             57636Q104     1950     1000 SH  CALL SOLE                     1000
MCDONALDS CORP                 COM              580135101      251     1000 SH  CALL SOLE                     1000
MICROSOFT CORP                 COM              594918104      702     6000 SH  CALL SOLE                     6000
OIL SVC HOLDRS TR              DEPOSTRY RCPT    678002106      372      400 SH  CALL SOLE                      400
SAVIENT PHARMACEUTICALS INC    COM              80517Q100      653    51841 SH       SOLE                    51841
SAVIENT PHARMACEUTICALS INC    COM              80517Q100     7004  2000000 SH       SOLE                  2000000
SAVIENT PHARMACEUTICALS INC    WARRANTS	        80517Q100     7004  1462714 SH       SOLE                  1462714
SELECT SECTOR SPDR TR          SBI INT-FINL     81369Y605     6650    70000 SH  PUT  SOLE                    70000
UNION PAC CORP                 COM              907818108      777     3000 SH  CALL SOLE                     3000
URANIUM ENERGY CORP            WARRANTS         916896103        0   625000 SH       SOLE                   625000